BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION
Schedule of basis of consolidation

		Ownership at December 31
Name	Principal activity	2023	2022	Location
Minera Camino Rojo SA de CV	Production	100%	100%	Mexico
Minera Cerro Quema SA	Exploration	100%	100%	Panama
Gold Standard Ventures (US) Inc.	Exploration	100%	100%	USA
Madison Enterprises Inc.	Exploration	100%	100%	USA